Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Salaries and employee benefits	$ 345	$ 519	$ 523
Other current liabilities:
Accrued legal fees	88	38
Accrued accounting fees	15	70	60
Other accrued expenses	134	4	69
Total other current liabilities	237	112	254
Totals	$ 582	$ 631	$ 777